UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23603
Alger ETF Trust
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2025
Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger 35 ETF
ATFV / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$31	0.57%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$33,556,012
Total number of portfolio holdings[1]	33
Portfolio turnover rate	103.74%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	24.4%
Consumer Discretionary	12.1%
Health Care	7.3%
Industrials	8.1%
Information Technology	41.4%
Utilities	8.2%
Short-Term Investments and Other Net Assets	(1.5)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger 35 ETF

Alger Mid Cap 40 ETF
FRTY / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$30	0.60%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$100,056,179
Total number of portfolio holdings[1]	40
Portfolio turnover rate	206.00%
[1]	Excludes Money Market Funds.

Sector Allocation †
Equities
Communication Services	11.3%
Consumer Discretionary	7.9%
Consumer Staples	1.0%
Financials	6.9%
Health Care	10.1%
Industrials	16.1%
Information Technology	27.6%
Utilities	12.6%
Short-Term Investments and Other Net Assets	6.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap 40 ETF

Alger Weatherbie Enduring Growth ETF
AWEG / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$31	0.65%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$5,049,643
Total number of portfolio holdings[1]	24
Portfolio turnover rate	32.02%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	2.6%
Consumer Discretionary	2.4%
Financials	11.0%
Health Care	15.5%
Industrials	43.0%
Information Technology	12.5%
Real Estate	10.7%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Enduring Growth ETF

Alger Concentrated Equity ETF
CNEQ / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$29	0.55%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$55,039,163
Total number of portfolio holdings[1]	29
Portfolio turnover rate	31.27%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	17.9%
Consumer Discretionary	15.1%
Financials	4.3%
Health Care	3.3%
Industrials	8.6%
Information Technology	45.0%
Utilities	5.8%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity ETF

Alger AI Enablers & Adopters ETF
ALAI / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$31	0.58%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$71,496,530
Total number of portfolio holdings[1]	49
Portfolio turnover rate	90.07%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	18.0%
Consumer Discretionary	16.7%
Consumer Staples	0.2%
Financials	3.0%
Health Care	1.6%
Industrials	4.8%
Information Technology	46.7%
Utilities	9.4%
Short-Term Investments and Other Net Assets	(0.4)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters ETF

Alger Russell Innovation ETF
INVN / NYSE ARCA, INC.
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 6, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$26(a)	0.55%(b)
(a)	The Fund commenced operations on January 6, 2025. Had the Fund been in operation for the entire six-month period ended June 30, 2025, the cost of a $10,000 investment would have been higher.
(b)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$12,396,135
Total number of portfolio holdings[1]	50
Portfolio turnover rate	38.49%
[1]	Excludes Money Market Funds.

Sector Allocation †
Equities
Communication Services	10.1%
Consumer Discretionary	7.5%
Consumer Staples	2.0%
Financials	2.0%
Health Care	27.9%
Industrials	2.0%
Information Technology	46.5%
Real Estate	2.0%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Russell Innovation ETF

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2025 (UNAUDITED)

Table of Contents

THE ALGER ETF TRUST

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—101.5%
AEROSPACE & DEFENSE—1.3%
HEICO Corp., Cl. A	1,652	$ 427,455
APPLICATION SOFTWARE—4.1%
AppLovin Corp., Cl. A*	3,919	1,371,963
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc.*	1,080	343,073
BIOTECHNOLOGY—3.3%
Forte Biosciences, Inc.*	31,331	405,110
Natera, Inc.*	4,071	687,755

		1,092,865
BROADLINE RETAIL—11.0%
Amazon.com, Inc.*	13,744	3,015,296
MercadoLibre, Inc.*	262	684,771

		3,700,067
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	1,093	352,777
ELECTRICAL COMPONENTS & EQUIPMENT—4.6%
Enovix Corp.*	67,642	699,418
Vertiv Holdings Co., Cl. A	6,595	846,864

		1,546,282
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
GFL Environmental, Inc.	6,561	331,068
HEALTH CARE DISTRIBUTORS—1.2%
McKesson Corp.	560	410,357
HEALTHCARE EQUIPMENT—1.3%
Intuitive Surgical, Inc.*	782	424,947
HEALTHCARE FACILITIES—1.5%
Tenet Healthcare Corp.*	2,893	509,168
HEAVY ELECTRICAL EQUIPMENT—1.3%
GE Vernova, Inc.	794	420,145
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—7.2%
Talen Energy Corp.*	6,805	1,978,690
Vistra Corp.	2,173	421,149

		2,399,839
INTERACTIVE HOME ENTERTAINMENT—9.5%
Roblox Corp., Cl. A*	17,620	1,853,624
Sea Ltd. ADR*	7,361	1,177,318
Take-Two Interactive Software, Inc.*	694	168,538

		3,199,480
INTERACTIVE MEDIA & SERVICES—5.7%
Alphabet, Inc., Cl. A	3,564	628,084
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—101.5% (CONT.)
INTERACTIVE MEDIA & SERVICES—5.7% (CONT.)
Meta Platforms, Inc., Cl. A	1,763	$ 1,301,252

		1,929,336
INTERNET SERVICES & INFRASTRUCTURE—2.4%
Cloudflare, Inc., Cl. A*	2,865	561,053
Snowflake, Inc., Cl. A*	1,112	248,832

		809,885
MOVIES & ENTERTAINMENT—9.1%
Netflix, Inc.*	1,675	2,243,043
Spotify Technology SA*	1,069	820,286

		3,063,329
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.5%
ASML Holding NV ADR	208	166,689
SEMICONDUCTORS—19.2%
Astera Labs, Inc.*	7,248	655,364
Broadcom, Inc.	2,794	770,166
NVIDIA Corp.	25,375	4,008,997
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,425	1,002,218

		6,436,745
SYSTEMS SOFTWARE—15.2%
Microsoft Corp.	6,714	3,339,611
Nebius Group NV, Cl. A*	32,033	1,772,386

		5,111,997
TOTAL COMMON STOCKS (Cost $24,806,194)		34,047,467

Total Investments (Cost $24,806,194)	101.5%	$34,047,467
Unaffiliated Securities (Cost $24,806,194)		34,047,467
Liabilities in Excess of Other Assets	(1.5)%	(491,455)
NET ASSETS	100.0%	$33,556,012

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
AEROSPACE & DEFENSE—7.3%
Axon Enterprise, Inc.*	4,042	$ 3,346,534
HEICO Corp., Cl. A	15,115	3,911,006

		7,257,540
APPLICATION SOFTWARE—10.0%
AppLovin Corp., Cl. A*	8,692	3,042,895
Circle Internet Group, Inc., Cl. A*	4,049	734,043
Datadog, Inc., Cl. A*	10,984	1,475,481
Palantir Technologies, Inc., Cl. A*	34,949	4,764,248

		10,016,667
BIOTECHNOLOGY—3.3%
Forte Biosciences, Inc.*	57,062	737,812
Natera, Inc.*	15,225	2,572,111

		3,309,923
CONSTRUCTION & ENGINEERING—2.4%
Comfort Systems USA, Inc.	4,433	2,377,019
ELECTRIC UTILITIES—3.9%
Constellation Energy Corp.	6,262	2,021,123
Oklo, Inc., Cl. A*	34,061	1,907,076

		3,928,199
ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
Vertiv Holdings Co., Cl. A	26,933	3,458,467
FINANCIAL EXCHANGES & DATA—3.0%
Coinbase Global, Inc., Cl. A*	8,648	3,031,038
HEALTHCARE EQUIPMENT—2.1%
Inspire Medical Systems, Inc.*	8,856	1,149,243
Penumbra, Inc.*	3,732	957,743

		2,106,986
HEALTHCARE SERVICES—3.1%
GeneDx Holdings Corp.*	33,217	3,066,261
HEALTHCARE TECHNOLOGY—1.6%
Veeva Systems, Inc., Cl. A*	5,586	1,608,656
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—8.7%
Talen Energy Corp.*	17,479	5,082,369
Vistra Corp.	18,341	3,554,669

		8,637,038
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.2%
Gates Industrial Corp. PLC*	52,078	1,199,356
INTERACTIVE HOME ENTERTAINMENT—5.9%
Roblox Corp., Cl. A*	31,088	3,270,457
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.5% (CONT.)
INTERACTIVE HOME ENTERTAINMENT—5.9% (CONT.)
Sea Ltd. ADR*	16,388	$ 2,621,097

		5,891,554
INTERNET SERVICES & INFRASTRUCTURE—7.1%
Cloudflare, Inc., Cl. A*	20,536	4,021,565
CoreWeave, Inc., Cl. A*	4,838	788,884
Snowflake, Inc., Cl. A*	10,375	2,321,614

		7,132,063
INVESTMENT BANKING & BROKERAGE—3.9%
Robinhood Markets, Inc., Cl. A*	41,753	3,909,333
MOVIES & ENTERTAINMENT—5.4%
Liberty Media Corp. Series C Liberty Formula One*	31,276	3,268,342
Spotify Technology SA*	2,818	2,162,364

		5,430,706
RESTAURANTS—7.9%
Dutch Bros, Inc., Cl. A*	15,655	1,070,332
Kura Sushi USA, Inc., Cl. A*	18,239	1,570,013
Wingstop, Inc.	15,720	5,293,553

		7,933,898
SEMICONDUCTORS—6.3%
Advanced Micro Devices, Inc.*	9,604	1,362,808
Marvell Technology, Inc.	32,422	2,509,463
Micron Technology, Inc.	5,392	664,564
Monolithic Power Systems, Inc.	2,456	1,796,269

		6,333,104
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.0%
Celsius Holdings, Inc.*	21,680	1,005,735
SYSTEMS SOFTWARE—3.2%
CyberArk Software, Ltd.*	2,364	961,864
Oracle Corp.	10,272	2,245,768

		3,207,632
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
IonQ, Inc.*	20,294	872,033
TRADING COMPANIES & DISTRIBUTORS—1.8%
FTAI Aviation Ltd.	15,886	1,827,526
TOTAL COMMON STOCKS (Cost $69,966,179)		93,540,734
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—6.4%
MONEY MARKET FUNDS—6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	6,463,364	$ 6,463,364
(Cost $6,463,364)		6,463,364

Total Investments (Cost $76,429,543)	99.9%	$100,004,098
Unaffiliated Securities (Cost $76,429,543)		100,004,098
Other Assets in Excess of Liabilities	0.1%	52,081
NET ASSETS	100.0%	$100,056,179

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
ADVERTISING—2.6%
The Trade Desk, Inc., Cl. A*	1,826	$ 131,454
AEROSPACE & DEFENSE—18.7%
HEICO Corp.	727	238,456
TransDigm Group, Inc.	465	707,097

		945,553
APPLICATION SOFTWARE—9.4%
Agilysys, Inc.*	501	57,435
HubSpot, Inc.*	372	207,066
SPS Commerce, Inc.*	1,541	209,715

		474,216
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
StepStone Group, Inc., Cl. A	2,851	158,230
BIOTECHNOLOGY—9.4%
ACADIA Pharmaceuticals, Inc.*	10,754	231,964
Natera, Inc.*	1,423	240,401

		472,365
BROADLINE RETAIL—2.4%
Ollie’s Bargain Outlet Holdings, Inc.*	924	121,765
CARGO GROUND TRANSPORTATION—4.1%
RXO, Inc.*	3,308	52,002
XPO, Inc.*	1,224	154,579

		206,581
CONSUMER FINANCE—6.0%
Upstart Holdings, Inc.*	4,677	302,508
ENVIRONMENTAL & FACILITIES SERVICES—11.4%
Casella Waste Systems, Inc., Cl. A*	2,117	244,260
Waste Connections, Inc.	1,785	333,295

		577,555
HEALTHCARE EQUIPMENT—2.6%
Glaukos Corp.*	1,031	106,492
Insulet Corp.*	77	24,192

		130,684
HUMAN RESOURCE & EMPLOYMENT SERVICES—5.4%
Paylocity Holding Corp.*	1,493	270,517
MANAGED HEALTHCARE—3.6%
Progyny, Inc.*	8,282	182,204
PROPERTY & CASUALTY INSURANCE—1.9%
Palomar Holdings, Inc.*	618	95,326
REAL ESTATE SERVICES—10.7%
FirstService Corp.	3,082	538,179
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
SEMICONDUCTORS—3.1%
Impinj, Inc.*	738	$ 81,970
Semtech Corp.*	1,696	76,557

		158,527
TRADING COMPANIES & DISTRIBUTORS—3.3%
SiteOne Landscape Supply, Inc.*	1,397	168,953
TOTAL COMMON STOCKS (Cost $3,766,815)		4,934,617
SHORT-TERM SECURITIES—3.3%
MONEY MARKET FUNDS—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	164,380	164,380
(Cost $164,380)		164,380

Total Investments (Cost $3,931,195)	101.0%	$5,098,997
Unaffiliated Securities (Cost $3,931,195)		5,098,997
Liabilities in Excess of Other Assets	(1.0)%	(49,354)
NET ASSETS	100.0%	$5,049,643

(a)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.0%
AEROSPACE & DEFENSE—2.8%
HEICO Corp., Cl. A	5,970	$ 1,544,738
APPLICATION SOFTWARE—4.9%
AppLovin Corp., Cl. A*	6,880	2,408,550
Cadence Design Systems, Inc.*	884	272,405

		2,680,955
AUTOMOBILE MANUFACTURERS—4.8%
Ferrari NV	1,504	738,073
Tesla, Inc.*	5,972	1,897,066

		2,635,139
BIOTECHNOLOGY—1.4%
Natera, Inc.*	4,504	760,906
BROADLINE RETAIL—10.3%
Amazon.com, Inc.*	22,890	5,021,837
MercadoLibre, Inc.*	243	635,112

		5,656,949
ELECTRIC UTILITIES—3.0%
Constellation Energy Corp.	5,100	1,646,076
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Vertiv Holdings Co., Cl. A	9,513	1,221,564
ENVIRONMENTAL & FACILITIES SERVICES—3.5%
GFL Environmental, Inc.	38,681	1,951,843
HEALTHCARE EQUIPMENT—1.0%
Intuitive Surgical, Inc.*	1,014	551,018
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.9%
Talen Energy Corp.*	5,413	1,573,938
INTERACTIVE HOME ENTERTAINMENT—3.9%
Roblox Corp., Cl. A*	5,757	605,637
Sea Ltd. ADR*	9,597	1,534,944

		2,140,581
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C	9,476	1,680,948
Meta Platforms, Inc., Cl. A	4,870	3,594,498

		5,275,446
INVESTMENT BANKING & BROKERAGE—2.3%
Robinhood Markets, Inc., Cl. A*	13,407	1,255,297
MOVIES & ENTERTAINMENT—4.4%
Liberty Media Corp. Series C Liberty Formula One*	10,711	1,119,299
Netflix, Inc.*	992	1,328,417

		2,447,716
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.0% (CONT.)
PHARMACEUTICALS—0.9%
Eli Lilly & Co.	671	$ 523,065
SEMICONDUCTORS—24.0%
Astera Labs, Inc.*	10,293	930,693
Broadcom, Inc.	5,291	1,458,464
NVIDIA Corp.	53,167	8,399,854
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,591	2,398,756

		13,187,767
SYSTEMS SOFTWARE—13.9%
Microsoft Corp.	11,605	5,772,443
Nebius Group NV, Cl. A*	34,032	1,882,991

		7,655,434
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.2%
Apple, Inc.	5,972	1,225,275
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
Visa, Inc., Cl. A	3,146	1,116,987
TOTAL COMMON STOCKS (Cost $45,251,252)		55,050,694

Total Investments (Cost $45,251,252)	100.0%	$55,050,694
Unaffiliated Securities (Cost $45,251,252)		55,050,694
Liabilities in Excess of Other Assets	(0.0)%	(11,531)
NET ASSETS	100.0%	$55,039,163

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%
APPLICATION SOFTWARE—4.9%
AppLovin Corp., Cl. A*	9,060	$ 3,171,725
Autodesk, Inc.*	610	188,838
Core Scientific, Inc.*	8,933	152,486

		3,513,049
AUTOMOBILE MANUFACTURERS—3.7%
Tesla, Inc.*	8,291	2,633,719
BIOTECHNOLOGY—1.1%
Natera, Inc.*	4,528	764,960
BROADLINE RETAIL—12.2%
Amazon.com, Inc.*	35,886	7,873,030
Global-e Online Ltd.*	3,988	133,757
MercadoLibre, Inc.*	264	689,998

		8,696,785
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	4,855	208,231
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	1,312	128,287
DIVERSIFIED BANKS—0.7%
JPMorgan Chase & Co.	1,758	509,662
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	2,898	935,358
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Eaton Corp. PLC	1,013	361,631
Vertiv Holdings Co., Cl. A	11,604	1,490,069

		1,851,700
ELECTRONIC COMPONENTS—0.5%
Coherent Corp.*	4,375	390,294
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Itron, Inc.*	3,236	425,955
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
GFL Environmental, Inc.	27,122	1,368,576
FINANCIAL EXCHANGES & DATA—0.1%
S&P Global, Inc.	137	72,239
HEALTHCARE EQUIPMENT—0.5%
Intuitive Surgical, Inc.*	633	343,979
HOTELS RESORTS & CRUISE LINES—0.2%
Trip.com Group Ltd. ADR	2,312	135,576
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—8.1%
Talen Energy Corp.*	10,065	2,926,600
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—8.1% (CONT.)
Vistra Corp.	14,910	$ 2,889,707

		5,816,307
INTERACTIVE HOME ENTERTAINMENT—3.4%
Roblox Corp., Cl. A*	8,983	945,012
Sea Ltd. ADR*	9,318	1,490,321

		2,435,333
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	11,102	1,969,384
Meta Platforms, Inc., Cl. A	7,275	5,369,605
Pinterest, Inc., Cl. A*	7,635	273,791

		7,612,780
INTERNET SERVICES & INFRASTRUCTURE—1.3%
Cloudflare, Inc., Cl. A*	1,099	215,217
Shopify, Inc., Cl. A*	1,871	215,820
Snowflake, Inc., Cl. A*	2,328	520,937

		951,974
INVESTMENT BANKING & BROKERAGE—2.2%
Robinhood Markets, Inc., Cl. A*	16,710	1,564,557
MOVIES & ENTERTAINMENT—4.0%
Netflix, Inc.*	1,235	1,653,825
Spotify Technology SA*	1,552	1,190,912

		2,844,737
PASSENGER AIRLINES—0.3%
United Airlines Holdings, Inc.*	2,438	194,138
RESTAURANTS—0.4%
DoorDash, Inc., Cl. A*	1,027	253,166
SEMICONDUCTORS—23.1%
Astera Labs, Inc.*	6,911	624,893
Broadcom, Inc.	5,775	1,591,879
indie Semiconductor, Inc., Cl. A*	51,004	181,574
Marvell Technology, Inc.	2,846	220,280
Micron Technology, Inc.	1,085	133,726
NVIDIA Corp.	68,135	10,764,649
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,284	3,008,693

		16,525,694
SYSTEMS SOFTWARE—13.5%
Microsoft Corp.	15,337	7,628,777
Nebius Group NV, Cl. A*	31,740	1,756,174
Oracle Corp.	1,185	259,077
ServiceNow, Inc.*	43	44,207

		9,688,235
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
Apple, Inc.	2,079	$ 426,548
TOTAL COMMON STOCKS (Cost $60,035,867)		70,291,839
PREFERRED STOCKS—2.1%
APPLICATION SOFTWARE—2.1%
Databricks, Inc., Series J(a),*,@	5,152	614,067
SB Technology, Inc., Series E(a),*,@	51,208	881,290

		1,495,357
TOTAL PREFERRED STOCKS (Cost $1,357,850)		1,495,357

Total Investments (Cost $61,393,717)	100.4%	$71,787,196
Unaffiliated Securities (Cost $61,393,717)		71,787,196
Liabilities in Excess of Other Assets	(0.4)%	(290,666)
NET ASSETS	100.0%	$71,496,530

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2025
Databricks, Inc., Series J	12/17/24	$476,560	$614,067	0.9%
SB Technology, Inc., Series E	10/23/24	881,290	881,290	1.2%
Total		$1,357,850	$1,495,357	2.1%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.0%
ADVERTISING—2.0%
DoubleVerify Holdings, Inc.*	16,558	$ 247,873
APPLICATION SOFTWARE—18.3%
Atlassian Corp., Cl. A*	1,229	249,598
BILL Holdings, Inc.*	5,644	261,092
Dropbox, Inc., Cl. A*	8,726	249,564
Elastic NV*	2,977	251,050
Pegasystems, Inc.	4,872	263,721
RingCentral, Inc., Cl. A*	9,220	261,387
Unity Software, Inc.*	10,217	247,251
Workday, Inc., Cl. A*	990	237,600
Zoom Communications, Inc.*	3,167	246,963

		2,268,226
AUTOMOTIVE PARTS & EQUIPMENT—2.0%
Gentex Corp.	11,227	246,882
BIOTECHNOLOGY—12.0%
Biogen, Inc.*	1,860	233,598
BioMarin Pharmaceutical, Inc.*	4,331	238,075
Exelixis, Inc.*	5,975	263,348
Neurocrine Biosciences, Inc.*	1,994	250,626
Regeneron Pharmaceuticals, Inc.	477	250,425
United Therapeutics Corp.*	895	257,178

		1,493,250
BROADLINE RETAIL—3.6%
eBay, Inc.	3,179	236,708
Etsy, Inc.*	4,112	206,258

		442,966
ELECTRONIC MANUFACTURING SERVICES—2.0%
IPG Photonics Corp.*	3,642	250,023
FOOD RETAIL—2.0%
Maplebear, Inc.*	5,605	253,570
HOTELS RESORTS & CRUISE LINES—1.9%
Expedia Group, Inc.	1,428	240,875
INTERACTIVE HOME ENTERTAINMENT—2.2%
Electronic Arts, Inc.	1,676	267,657
INTERACTIVE MEDIA & SERVICES—6.0%
Match Group, Inc.	7,849	242,455
Pinterest, Inc., Cl. A*	7,124	255,467
ZoomInfo Technologies, Inc.*	24,176	244,661

		742,583
INTERNET SERVICES & INFRASTRUCTURE—4.1%
Okta, Inc.*	2,465	246,426
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.0% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—4.1% (CONT.)
Twilio, Inc., Cl. A*	2,095	$ 260,534

		506,960
LIFE SCIENCES TOOLS & SERVICES—4.3%
Bio-Rad Laboratories, Inc., Cl. A*	1,075	259,419
Illumina, Inc.*	2,828	269,820

		529,239
PASSENGER GROUND TRANSPORTATION—2.0%
Lyft, Inc., Cl. A*	15,910	250,742
PHARMACEUTICALS—11.6%
Bristol-Myers Squibb Co.	4,936	228,488
Jazz Pharmaceuticals PLC*	2,240	237,709
Johnson & Johnson	1,595	243,636
Merck & Co., Inc.	3,082	243,971
Organon & Co.	24,560	237,741
Pfizer, Inc.	10,113	245,139

		1,436,684
REAL ESTATE SERVICES—2.0%
Zillow Group, Inc., Cl. C*	3,481	243,844
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.8%
Enphase Energy, Inc.*	5,467	216,766
Teradyne, Inc.	2,853	256,542

		473,308
SEMICONDUCTORS—8.1%
Cirrus Logic, Inc.*	2,411	251,359
Qorvo, Inc.*	2,996	254,390
QUALCOMM, Inc.	1,552	247,172
Skyworks Solutions, Inc.	3,396	253,070

		1,005,991
SYSTEMS SOFTWARE—5.9%
Dolby Laboratories, Inc., Cl. A	3,290	244,315
Teradata Corp.*	11,156	248,890
UiPath, Inc., Cl. A*	19,087	244,314

		737,519
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
NetApp, Inc.	2,412	256,999
Pure Storage, Inc., Cl. A*	4,506	259,455

		516,454
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.0% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
PayPal Holdings, Inc.*	3,318	$ 246,594
TOTAL COMMON STOCKS (Cost $13,207,410)		12,401,240

Total Investments (Cost $13,207,410)	100.0%	$12,401,240
Unaffiliated Securities (Cost $13,207,410)		12,401,240
Liabilities in Excess of Other Assets	(0.0)%	(5,105)
NET ASSETS	100.0%	$12,396,135

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$34,047,467	$100,004,098
Receivable for investment securities sold	—	—
Dividends and interest receivable	4,697	18,750
Receivable from Investment Manager	53,956	133,935
Prepaid expenses	6,596	6,596
Total Assets	34,112,716	100,163,379
LIABILITIES:
Payable for investment securities purchased	—	—
Bank overdraft	487,426	—
Accrued investment advisory fees	11,979	39,668
Accrued transfer agent fees	19,466	19,434
Accrued fund accounting fees	8,678	10,104
Accrued professional fees	7,677	3,104
Accrued printing fees	3,833	7,444
Accrued custodian fees	2,426	5,649
Accrued other expenses	15,219	21,797
Total Liabilities	556,704	107,200
NET ASSETS	$33,556,012	$100,056,179
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	23,577,332	101,129,630
Distributable earnings (Distributions in excess of earnings)	9,978,680	(1,073,451)
NET ASSETS	$33,556,012	$100,056,179
* Identified cost	$24,806,194 (a)	$76,429,543 (b)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	1,137,500	5,200,000
NET ASSET VALUE PER SHARE:	$29.50	$19.24

(a)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$25,055,119, amounted to $8,992,348, which consisted of aggregate gross unrealized appreciation of $9,250,586, and aggregate gross unrealized depreciation of $258,238.

(b)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$76,712,283, amounted to $23,291,815, which consisted of aggregate gross unrealized appreciation of $24,404,543, and aggregate gross unrealized depreciation of $1,112,728.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$5,098,997	$55,050,694
Receivable for investment securities sold	7,298	—
Dividends and interest receivable	1,388	8,880
Receivable from Investment Manager	15,660	44,617
Prepaid expenses	6,596	6,596
Total Assets	5,129,939	55,110,787
LIABILITIES:
Payable for investment securities purchased	27,201	—
Bank overdraft	—	14,891
Accrued investment advisory fees	2,311	16,765
Accrued transfer agent fees	19,406	19,473
Accrued fund accounting fees	7,673	5,362
Accrued professional fees	9,590	5,604
Accrued printing fees	2,095	76
Accrued custodian fees	1,102	4,057
Accrued other expenses	10,918	5,396
Total Liabilities	80,296	71,624
NET ASSETS	$5,049,643	$55,039,163
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	4,127,488	46,300,262
Distributable earnings (Distributions in excess of earnings)	922,155	8,738,901
NET ASSETS	$5,049,643	$55,039,163
* Identified cost	$3,931,195 (c)	$45,251,252 (d)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	212,500	1,862,500
NET ASSET VALUE PER SHARE:	$23.76	$29.55

(c)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$3,932,852, amounted to $1,166,145, which consisted of aggregate gross unrealized appreciation of $1,218,259, and aggregate gross unrealized depreciation of $52,114.

(d)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$45,308,322, amounted to $9,742,372, which consisted of aggregate gross unrealized appreciation of $9,813,517, and aggregate gross unrealized depreciation of $71,145.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger AI Enablers & Adopters ETF	Alger Russell Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$71,787,196	$12,401,240
Cash	—	6,054
Receivable for investment securities sold	299,976	—
Dividends and interest receivable	8,324	7,076
Receivable from Investment Manager	53,715	19,038
Prepaid expenses	6,596	5,038
Total Assets	72,155,807	12,438,446
LIABILITIES:
Payable for investment securities purchased	383,237	—
Bank overdraft	213,828	—
Accrued investment advisory fees	18,633	4,559
Accrued transfer agent fees	19,478	17,148
Accrued fund accounting fees	5,433	4,250
Accrued professional fees	4,635	8,527
Accrued printing fees	28	161
Accrued custodian fees	9,201	3,727
Accrued other expenses	4,804	3,939
Total Liabilities	659,277	42,311
NET ASSETS	$71,496,530	$12,396,135
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	62,745,876	13,520,170
Distributable earnings (Distributions in excess of earnings)	8,750,654	(1,124,035)
NET ASSETS	$71,496,530	$12,396,135
* Identified cost	$61,393,717 (e)	$13,207,410 (f)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger AI Enablers & Adopters ETF	Alger Russell Innovation ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	2,325,000	650,000
NET ASSET VALUE PER SHARE:	$30.75	$19.07

(e)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$61,592,110, amounted to $10,195,086, which consisted of aggregate gross unrealized appreciation of $10,427,461, and aggregate gross unrealized depreciation of $232,375.

(f)
At June 30, 2025, the net unrealized depreciation on investments, based on cost for federal income tax purposes of
$13,207,410, amounted to $806,170, which consisted of aggregate gross unrealized appreciation of $256,086, and aggregate gross unrealized depreciation of $1,062,256.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2025 (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$30,938	$101,929
Interest	6,745	118,188
Total Income	37,683	220,117
EXPENSES:
Investment advisory fees — Note 3	65,576	208,974
Professional fees	54,518	133,274
Transfer agent fees	16,974	17,693
Printing fees	8,613	17,293
Fund accounting fees	6,320	8,565
Tax expense	3,720	3,720
Licensing fees	2,904	2,904
Custodian fees	2,812	9,054
Interest expense — Note 3	2,230	—
Registration fees	1,953	5,226
Trustee fees — Note 3	1,084	3,204
Other expenses	10,286	17,791
Total Expenses	176,990	427,698
Less expense reimbursements/waivers — Note 3	(94,610)	(176,898)
Net Expenses	82,380	250,800
NET INVESTMENT (LOSS)	(44,697)	(30,683)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(172,943)	(11,754,667)
Net realized gain on in-kind transactions	3,423,527	2,503,048
Net realized (loss) on foreign currency transactions	(422)	—
Net realized gain (loss) on investments and foreign currency	3,250,162	(9,251,619)
Net change in unrealized appreciation on unaffiliated investments	926,292	11,474,738
Net realized and unrealized gain on investments and foreign currency	4,176,454	2,223,119
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,131,757	$2,192,436
* Foreign withholding taxes	$1,366	$310
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2025 (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$5,506	$45,178
Interest	4,242	8,147
Total Income	9,748	53,325
EXPENSES:
Investment advisory fees — Note 3	13,570	61,079
Professional fees	16,536	44,698
Transfer agent fees	16,555	17,028
Printing fees	2,131	2,854
Fund accounting fees	4,856	6,473
Tax expense	3,720	3,720
Licensing fees	2,904	2,904
Custodian fees	1,108	3,963
Interest expense — Note 3	—	476
Registration fees	115	2,373
Trustee fees — Note 3	188	880
Other expenses	6,434	1,241
Total Expenses	68,117	147,689
Less expense reimbursements/waivers — Note 3	(52,079)	(72,568)
Net Expenses	16,038	75,121
NET INVESTMENT (LOSS)	(6,290)	(21,796)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(365,711)	(1,094,482)
Net change in unrealized appreciation on unaffiliated investments	123,236	7,111,302
Net realized and unrealized gain (loss) on investments and foreign currency	(242,475)	6,016,820
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(248,765)	$5,995,024
* Foreign withholding taxes	$564	$2,484
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2025 (Unaudited) (Continued)

	Alger AI Enablers & Adopters ETF	Alger Russell Innovation ETF From January 6, 2025 (commencement of operations) to June 30, 2025
INCOME:
Dividends (net of foreign withholding taxes*)	$51,811	$58,351
Interest	7,625	419
Total Income	59,436	58,770
EXPENSES:
Investment advisory fees — Note 3	74,370	22,863
Professional fees	50,707	19,639
Transfer agent fees	17,101	17,271
Printing fees	3,370	3,399
Fund accounting fees	6,768	4,250
Tax expense	3,720	3,634
Licensing fees	2,904	2,904
Custodian fees	10,405	3,727
Interest expense — Note 3	5,716	76
Registration fees	3,385	—
Trustee fees — Note 3	1,159	438
Other expenses	3,364	1,397
Total Expenses	182,969	79,598
Less expense reimbursements/waivers — Note 3	(86,321)	(51,572)
Net Expenses	96,648	28,026
NET INVESTMENT INCOME (LOSS)	(37,212)	30,744
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(1,935,082)	(396,555)
Net realized gain on in-kind transactions	211,130	47,946
Net realized (loss) on foreign currency transactions	(101)	—
Net realized (loss) on investments and foreign currency	(1,724,053)	(348,609)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	7,975,894	(806,170)
Net realized and unrealized gain (loss) on investments and foreign currency	6,251,841	(1,154,779)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,214,629	$(1,124,035)
* Foreign withholding taxes	$1,747	$—
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited)

	Alger 35 ETF
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(44,697)	$(32,505)
Net realized gain on investments and foreign currency	3,250,162	2,282,068
Net change in unrealized appreciation on investments and foreign currency	926,292	5,983,942
Net increase in net assets resulting from operations	4,131,757	8,233,505
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(53,040)
Net increase (decrease) from shares of beneficial interest transactions — Note 6	(3,553,030)	11,819,676
Total increase	578,727	20,000,141
Net Assets:
Beginning of period	32,977,285	12,977,144
END OF PERIOD	$33,556,012	$32,977,285
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap 40 ETF
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment income (loss)	$(30,683)	$68,527
Net realized gain (loss) on investments and foreign currency	(9,251,619)	5,459,434
Net change in unrealized appreciation on investments and foreign currency	11,474,738	7,126,106
Net increase in net assets resulting from operations	2,192,436	12,654,067
Net dividends and distributions to shareholders:
Income distributions	—	(34,808)
Return of capital	—	(36,708)
Total dividends and distributions to shareholders	—	(71,516)
Net increase from shares of beneficial interest transactions — Note 6	24,627,074	32,602,100
Total increase	26,819,510	45,184,651
Net Assets:
Beginning of period	73,236,669	28,052,018
END OF PERIOD	$100,056,179	$73,236,669
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment income (loss)	$(6,290)	$24,700
Net realized gain (loss) on investments and foreign currency	(365,711)	394,553
Net change in unrealized appreciation on investments and foreign currency	123,236	342,491
Net increase (decrease) in net assets resulting from operations	(248,765)	761,744
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(182,552)
Net increase from shares of beneficial interest transactions — Note 6	—	305,869
Total increase (decrease)	(248,765)	885,061
Net Assets:
Beginning of period	5,298,408	4,413,347
END OF PERIOD	$5,049,643	$5,298,408
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Concentrated Equity ETF
	For the Six Months Ended June 30, 2025	From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(21,796)	$(7,533)
Net realized gain (loss) on investments and foreign currency	(1,094,482)	89,484
Net change in unrealized appreciation on investments and foreign currency	7,111,302	2,688,140
Net increase in net assets resulting from operations	5,995,024	2,770,091
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(26,214)
Net increase from shares of beneficial interest transactions — Note 6	31,907,174	14,393,088
Total increase	37,902,198	17,136,965
Net Assets:
Beginning of period	17,136,965	—
END OF PERIOD	$55,039,163	$17,136,965
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger AI Enablers & Adopters ETF
	For the Six Months Ended June 30, 2025	From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(37,212)	$(2,388)
Net realized gain (loss) on investments and foreign currency	(1,724,053)	255,097
Net change in unrealized appreciation on investments and foreign currency	7,975,894	2,417,585
Net increase in net assets resulting from operations	6,214,629	2,670,294
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(134,269)
Net increase from shares of beneficial interest transactions — Note 6	41,704,313	21,041,563
Total increase	47,918,942	23,577,588
Net Assets:
Beginning of period	23,577,588	—
END OF PERIOD	$71,496,530	$23,577,588
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Russell Innovation ETF
From January 6, 2025 (commencement of operations) to June 30, 2025
Net investment income	$30,744
Net realized (loss) on investments and foreign currency	(348,609)
Net change in unrealized (depreciation) on investments and foreign currency	(806,170)
Net decrease in net assets resulting from operations	(1,124,035)
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—
Net increase from shares of beneficial interest transactions — Note 6	13,520,170
Total increase	12,396,135
Net Assets:
Beginning of period	—
END OF PERIOD	$12,396,135
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 ETF
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 5/3/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$25.37	$17.30	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.03)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	4.17	8.14	4.24	(7.33)	0.44
Total from investment operations	4.13	8.11	4.23	(7.32)	0.40
Dividends from net investment income	—	(0.04)	— (c)	(0.01)	—
Net asset value, end of period	$29.50	$25.37	$17.30	$13.07	$20.40
Total return	16.28%	46.89%	32.38%	(35.90) %	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$33,556	$32,977	$12,977	$8,983	$13,517
Ratio of gross expenses to average net assets	1.21%	1.23%	1.60%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(0.64) %	(0.68) %	(1.05) %	(1.28) %	(1.30) %
Ratio of net expenses to average net assets	0.57%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.29) %	(0.15) %	(0.10) %	0.08%	(0.28) %
Portfolio turnover rate(d)	103.74%	219.07%	414.20%	187.01%	99.20%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap 40 ETF
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$18.66	$13.60	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.03	0.01	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	0.59	5.05	1.90	(8.30)	1.15
Total from investment operations	0.58	5.08	1.91	(8.31)	1.07
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	—	—	—	—	(1.07)
Return of capital	—	(0.01)	—	—	—
Net asset value, end of period	$19.24	$18.66	$13.60	$11.69	$20.00
Total return	3.11%	37.34%	16.34%	(41.55) %	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$100,056	$73,237	$28,052	$28,638	$38,750
Ratio of gross expenses to average net assets	1.02%	0.98%	1.14%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.42) %	(0.38) %	(0.53) %	(0.59) %	(0.63) %
Ratio of net expenses to average net assets	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.07) %	0.16%	0.06%	(0.09) %	(0.43) %
Portfolio turnover rate(c)	206.00%	199.13%	206.82%	256.37%	417.06%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Enduring Growth ETF
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	From 3/6/2023 (commencement of operations) to 12/31/2023(a)
Net asset value, beginning of period	$24.93	$22.07	$19.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.13	0.06
Net realized and unrealized gain (loss) on investments	(1.14)	3.59	2.16
Total from investment operations	(1.17)	3.72	2.22
Dividends from net investment income	—	(0.12)	(0.05)
Distributions from net realized gains	—	(0.74)	—
Net asset value, end of period	$23.76	$24.93	$22.07
Total return	(4.69) %	16.80%	11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,050	$5,298	$4,413
Ratio of gross expenses to average net assets	2.76%	2.72%	4.48%
Ratio of expense reimbursements to average net assets	(2.11) %	(2.07) %	(3.83) %
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.25) %	0.52%	0.36%
Portfolio turnover rate(c)	32.02%	55.17%	35.65%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity ETF
	Six Months Ended 6/30/2025(a)	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$25.87	$19.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.02)
Net realized and unrealized gain on investments	3.70	6.18
Total from investment operations	3.68	6.16
Distributions from net realized gains	—	(0.04)
Net asset value, end of period	$29.55	$25.87
Total return	14.23%	31.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,039	$17,137
Ratio of gross expenses to average net assets	1.09%	1.62%
Ratio of expense reimbursements to average net assets	(0.54) %	(1.07) %
Ratio of net expenses to average net assets	0.55%	0.55%
Ratio of net investment (loss) to average net assets	(0.12) %	(0.11) %
Portfolio turnover rate(c)	31.27%	46.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters ETF
	Six Months Ended 6/30/2025(a)	From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$26.20	$19.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.01)
Net realized and unrealized gain on investments	4.58	6.65
Total from investment operations	4.55	6.64
Distributions from net realized gains	—	(0.17)
Net asset value, end of period	$30.75	$26.20
Total return	17.37%	33.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,497	$23,578
Ratio of gross expenses to average net assets	1.10%	1.68%
Ratio of expense reimbursements to average net assets	(0.52) %	(1.13) %
Ratio of net expenses to average net assets	0.58%	0.55%
Ratio of net investment (loss) to average net assets	(0.20) %	(0.04) %
Portfolio turnover rate(c)	90.07%	127.42%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Russell Innovation ETF
From 1/6/2025 (commencement of operations) to 6/30/2025(a)
Net asset value, beginning of period	$20.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss on investments	(1.19)
Total from investment operations	(1.14)
Net asset value, end of period	$19.07
Total return	(5.64) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,396
Ratio of gross expenses to average net assets	1.56%
Ratio of expense reimbursements to average net assets	(1.01) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment income to average net assets	0.60%
Portfolio turnover rate(c)	38.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of  1940, as amended (the “1940 Act”), and organized as a business trust under the laws of  the Commonwealth of  Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and the Alger Russell Innovation ETF are each a separate diversified series of the Trust, and the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF, the Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of  the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Alger Russell Innovation ETF’s investment objective is to seek investment results that, before fees and expenses, replicate the performance of the Alger Russell Innovation Index. The investment objective of each other Fund is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of  each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Russell Innovation ETF commenced operations on January 6, 2025.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Funds’ investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies’ net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund’s quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectus. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. At June 30, 2025, the Funds had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and redemption in kind adjustments. The reclassifications are done annually at year-end and have no impact on the net

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds’ tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.
(j) Segment Reporting: During the six months ended June 30, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Trust acts as the Funds’ CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund’s portfolio composition, total return, expense ratio, and changes in net assets. Each Fund’s long-term strategic asset

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(k) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Management Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates based on a percentage of average daily net assets:

Annual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50
Alger Weatherbie Enduring Growth ETF	0.55
Alger Concentrated Equity ETF	0.45
Alger AI Enablers & Adopters ETF	0.45
Alger Russell Innovation ETF(a)	0.45

(a)	Fund commenced operations on January 6, 2025.
The sub-adviser to the Alger Weatherbie Enduring Growth ETF, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Enduring Growth ETF. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Enduring Growth ETF to Alger Management with respect to the assets sub-advised by Weatherbie. For the six months ended June 30, 2025, Alger Management paid no sub-advisory fee to Weatherbie, because the Fund’s fees and expenses waived/reimbursed by Alger Management (pursuant to the below waiver agreement) were greater than the advisory fee earned by Alger Management.
Alger Management has contractually agreed to waive and/or reimburse other expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, extraordinary expenses, and certain proxy expenses, to the extent applicable) through December 31, 2026, to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024, joint special meeting of shareholders from the expense reimbursement with Alger Management.

	OTHER EXPENSES WAIVER / REIMBURSMENT	FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED JUNE 30, 2025

Alger 35 ETF	0.10%	$94,610
Alger Mid Cap 40 ETF	0.10%	176,898
Alger Weatherbie Enduring Growth ETF	0.10%	52,079
Alger Concentrated Equity ETF	0.10%	72,568
Alger AI Enablers & Adopters ETF	0.10%	86,321
Alger Russell Innovation ETF(a)	0.10%	51,572

(a)	Fund commenced operations on January 6, 2025.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended June 30, 2025, there were no recoupments made by the Funds to Alger Management.
(b) Brokerage Commissions: During the six months ended June 30, 2025, Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF paid Fred Alger & Company, LLC, the Trust’s distributor and affiliate of Alger Management (the “Distributor” or “Alger LLC”), $2,747, $11,361, $195, $2,998 and $4, respectively, in connection with securities transactions. For the six months ended June 30, 2025, there were no brokerage commissions paid by Alger Weatherbie Enduring Growth ETF to Alger LLC.
(c) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund and The Alger Institutional Funds, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(d) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger 35 ETF	$27,213	$—	$—
(e) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of the six months ended June 30, 2025.
For the six months ended June 30, 2025, the Funds did not incur interfund loan expense.
(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At June 30, 2025, Alger Management and its affiliated entities owned 157,494, 249,258, 152,654 and 99,482 shares of Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF, respectively.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, in-kind transactions and short-term securities, for the six months ended June 30, 2025.

	PURCHASES	SALES
Alger 35 ETF	$37,024,084	$39,657,508
Alger Mid Cap 40 ETF	196,045,924	177,466,126
Alger Weatherbie Enduring Growth ETF	1,570,098	1,733,745
Alger Concentrated Equity ETF	40,798,843	8,969,996
Alger AI Enablers & Adopters ETF	75,417,619	33,636,635
Alger Russell Innovation ETF(a)	19,613,796	6,057,778

(a)	Fund commenced operations on January 6, 2025.
The following summarizes the securities in-kind transactions of each Fund for the six months ended June 30, 2025. Alger 35 ETF, Alger Mid Cap 40 ETF, Alger AI Enablers & Adopters ETF and Alger Russell Innovation ETF had realized gains on in-kind transactions of $3,423,527, $2,503,048, $211,130 and $47,946,  respectively. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

	PURCHASES	SALES
Alger 35 ETF	$5,289,827	$8,693,648
Alger Mid Cap 40 ETF	32,973,227	9,676,498
Alger Weatherbie Enduring Growth ETF	—	—
Alger Concentrated Equity ETF	30,945,768	—
Alger AI Enablers & Adopters ETF	41,003,613	1,404,248
Alger Russell Innovation ETF(a)	15,632,534	2,203,734

(a)	Fund commenced operations on January 6, 2025.
NOTE 5 — Borrowings:

The Funds may borrow from The Bank of New York (the “Custodian”) on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at June 30, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the six months ended June 30, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger 35 ETF	$52,320	6.33%
Alger Mid Cap 40 ETF	—	—
Alger Weatherbie Enduring Growth ETF	66	6.33
Alger Concentrated Equity ETF	11,439	6.33
Alger AI Enablers & Adopters ETF	118,847	6.33
Alger Russell Innovation ETF(a)	2,387	6.33

(a)	Fund commenced operations on January 6, 2025.
The highest amount borrowed by the Funds from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2025 was as follows:

HIGHEST BORROWING
Alger 35 ETF	$530,973
Alger Mid Cap 40 ETF	—
Alger Weatherbie Enduring Growth ETF	12,011
Alger Concentrated Equity ETF	129,679
Alger AI Enablers & Adopters ETF	1,496,221
Alger Russell Innovation ETF(a)	432,098

(a)	Fund commenced operations on January 6, 2025.
NOTE 6 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 25,000 or multiples thereof for Alger Russell Innovation ETF and 12,500 of multiples thereof for each other Fund. The consideration for the purchase of Creation Units of a fund in the Trust generally consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. All orders to purchase Creation Units must be placed by or through authorized participants who have entered into agreements with Alger LLC, a registered broker-dealer. During the six months ended June 30, 2025 and the year ended December 31, 2024, as applicable, transactions of shares of beneficial interest were as follows:

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold	200,000	$5,349,064	662,500	$13,906,551
Dividends reinvested	—	—	—	—
Shares redeemed	(362,500)	(8,902,094)	(112,500)	(2,086,875)
Net (decrease) increase	(162,500)	$(3,553,030)	550,000	$11,819,676

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap 40 ETF
Shares sold	1,950,000	$35,540,767	1,937,500	$33,904,803
Dividends reinvested	—	—	—	—
Shares redeemed	(675,000)	(10,913,693)	(75,000)	(1,302,703)
Net increase	1,275,000	$24,627,074	1,862,500	$32,602,100

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Enduring Growth ETF
Shares sold	—	$—	12,500	$305,869
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	12,500	$305,869

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity ETF[1]
Shares sold	1,200,000	$31,907,174	662,500	$14,393,088
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	1,200,000	$31,907,174	662,500	$14,393,088

[1]	Fund commenced operations on April 4, 2024.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters ETF[1]
Shares sold	1,500,000	$43,314,914	900,000	$21,041,563
Dividends reinvested	—	—	—	—
Shares redeemed	(75,000)	(1,610,601)	—	—
Net increase	1,425,000	$41,704,313	900,000	$21,041,563

[1]	Fund commenced operations on April 4, 2024.

	FOR THE SIX MONTHS ENDED June 30, 2025
	SHARES	AMOUNT
Alger Russell Innovation ETF[1]
Shares sold	775,000	$15,724,710
Dividends reinvested	—	—
Shares redeemed	(125,000)	(2,204,540)
Net increase	650,000	$13,520,170

[1]	Fund commenced operations on January 6, 2025.
NOTE 7 — Income Tax Information:

As of December 31, 2024, the Alger 35 ETF and the Alger Mid Cap 40 ETF, for U.S. federal income tax purpose, had capital loss carryforwards of $2,219,347 and $15,129,876, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2025 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,192,145	$8,192,145	$—	$—
Consumer Discretionary	4,043,140	4,043,140	—	—
Health Care	2,437,337	2,437,337	—	—
Industrials	2,724,950	2,724,950	—	—
Information Technology	13,897,279	13,897,279	—	—
Utilities	2,752,616	2,752,616	—	—
TOTAL COMMON STOCKS	$34,047,467	$34,047,467	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$34,047,467	$34,047,467	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,322,260	$11,322,260	$—	$—
Consumer Discretionary	7,933,898	7,933,898	—	—
Consumer Staples	1,005,735	1,005,735	—	—
Financials	6,940,371	6,940,371	—	—
Health Care	10,091,826	10,091,826	—	—
Industrials	16,119,908	16,119,908	—	—
Information Technology	27,561,499	27,561,499	—	—
Utilities	12,565,237	12,565,237	—	—
TOTAL COMMON STOCKS	$93,540,734	$93,540,734	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	6,463,364	6,463,364	—	—
TOTAL INVESTMENTS IN SECURITIES	$100,004,098	$100,004,098	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$131,454	$131,454	$—	$—
Consumer Discretionary	121,765	121,765	—	—
Financials	556,064	556,064	—	—
Health Care	785,253	785,253	—	—
Industrials	2,169,159	2,169,159	—	—
Information Technology	632,743	632,743	—	—
Real Estate	538,179	538,179	—	—
TOTAL COMMON STOCKS	$4,934,617	$4,934,617	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	164,380	164,380	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,098,997	$5,098,997	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,863,743	$9,863,743	$—	$—
Consumer Discretionary	8,292,088	8,292,088	—	—
Financials	2,372,284	2,372,284	—	—
Health Care	1,834,989	1,834,989	—	—
Industrials	4,718,145	4,718,145	—	—
Information Technology	24,749,431	24,749,431	—	—
Utilities	3,220,014	3,220,014	—	—
TOTAL COMMON STOCKS	$55,050,694	$55,050,694	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$55,050,694	$55,050,694	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,892,850	$12,892,850	$—	$—
Consumer Discretionary	11,927,477	11,927,477	—	—
Consumer Staples	128,287	128,287	—	—
Financials	2,146,458	2,146,458	—	—
Health Care	1,108,939	1,108,939	—	—
Industrials	3,414,414	3,414,414	—	—
Information Technology	31,921,749	31,921,749	—	—
Utilities	6,751,665	6,751,665	—	—
TOTAL COMMON STOCKS	$70,291,839	$70,291,839	$—	$—
PREFERRED STOCKS
Information Technology	1,495,357	—	—	1,495,357
TOTAL INVESTMENTS IN SECURITIES	$71,787,196	$70,291,839	$—	$1,495,357

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,258,113	$1,258,113	$—	$—
Consumer Discretionary	930,723	930,723	—	—
Consumer Staples	253,570	253,570	—	—
Financials	246,594	246,594	—	—
Health Care	3,459,173	3,459,173	—	—
Industrials	250,742	250,742	—	—
Information Technology	5,758,481	5,758,481	—	—
Real Estate	243,844	243,844	—	—
TOTAL COMMON STOCKS	$12,401,240	$12,401,240	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$12,401,240	$12,401,240	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2025	$1,357,850
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	137,507
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	1,495,357
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025*	$137,507

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of June 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

	Fair Value June 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters ETF
Preferred Stocks	$1,495,357	Market Approach	Revenue Multiple	16.00x-22.88x	18.47x
The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended June 30, 2025, there were no changes in valuation methodology on Level 3 investments.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 9 — Principal Risks:

Alger 35 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap 40 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Enduring Growth Fund ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Sub-Adviser’s use of an environmental, social, and governance (“ESG”) rating agency to implement the investment strategy may result in the selection or exclusion of securities for reasons other than financial performance and the strategy may underperform strategies that do not utilize an ESG rating agency or employ another type of ESG investment strategy. In evaluating a particular issuer’s ESG rating, as well as the account’s weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG rating agency and, therefore, is dependent upon information and data from the ESG rating agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Concentrated Equity ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger AI Enablers & Adopters ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs,

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Russell Innovation ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. There is no guarantee that the Fund’s investment results will have a high degree of correlation to the Alger Russell Innovation Index (“ARII”) or that the Fund will achieve its investment objective. In addition, the Fund’s value will generally decline when the performance of the securities within the ARII declines. Investing in innovative companies may not be successful. The Fund may in invest companies that do not currently derive nor may never derive revenue from innovation or developing technologies. To the extent the ARII is concentrated, a significant portion of the Fund’s assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. The Fund is not “actively” managed and performance could be lower than actively managed funds. Because the Fund equally weights its holdings and rebalances its holdings quarterly, it may incur increased transaction costs, brokerage commissions, and taxes, which can lower the return on investment. ETF shares are based on market price rather than NAV,

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
NOTE 10 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to June 30, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
Each Fund discloses its portfolio holdings daily on its website www.alger.com. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds’ policies and procedures regarding such disclosure. These agreements must be approved by the Trust’s Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and their shareholders.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.
Disclaimers

No entity that creates, compiles, sponsors or maintains the Alger Russell Innovation Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, Alger Management, the Distributor, or a promoter of the Alger Russell Innovation ETF.
Neither Alger Management nor any affiliate of Alger Management has any rights to influence the selection of the securities in the Alger Russell Innovation Index.
Alger Russell Innovation Index is calculated and maintained by FTSE Russell or its affiliate, agent or partner. FTSE Russell is not affiliated with the Trust, Alger Management, or the Distributor. Alger Management has entered into a license agreement with FTSE Russell. Alger Russell Innovation ETF is entitled to use the Alger Russell Innovation Index pursuant to a sub-licensing agreement with Alger Management.
Alger Russell Innovation ETF has been developed solely by Alger Management. Alger Russell Innovation ETF is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Alger Russell Innovation Index vest in the relevant LSE Group company which owns the Underlying Index. “Russell®,” “FTSE Russell,” and “Russell 1000” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
Alger Russell Innovation Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in Alger Russell Innovation Index or (b) investment in or operation of Alger Russell Innovation ETF. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from Alger

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

Russell Innovation ETF or the suitability of the Alger Russell Innovation Index for the purpose to which it is being put by Alger Management.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

The Bank of New York
240 Greenwich Street
New York, NY 10286
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

ALGER RUSSELL INNOVATION ETF
(the “Fund”)
At a meeting held on December 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger ETF Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), reviewed and approved the investment management agreement between Fred Alger Management, LLC (the “Manager”) and the Trust, on behalf of Alger Russell Innovation ETF (the “Fund”) (the “Management Agreement”), for an initial term through October 31, 2026.
In considering the initial approval of the Management Agreement with respect to the Fund, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees, including in their capacity as members of the boards of trustees of the Alger Family of Funds and the other series of the Trust. In addition, the Board took into account information that it previously reviewed, and also considered information the Manager provided in response to a request for information that Independent Trustee counsel had submitted to the Manager on behalf of the Independent Trustees in connection with other funds’ annual contract renewal process. The Board considered the Manager’s representation that applicable information remained accurate and complete, and that there were no material updates to report.
The Board noted that the terms of the Management Agreement and the services to be provided thereunder are identical to the terms of the existing Management Agreement between the Trust and the Manager.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to initially approve the Management Agreement with respect to the Fund. The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the initial approval of the Management Agreement.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in initially approving the Management Agreement with respect to the Fund, including, but not limited to (i) the nature, extent and quality of the services proposed to be provided by the Manager; (ii) the short- and long-term investment performance of the funds in the Alger Family of Funds; (iii) the estimated costs of the services proposed to be provided by the Manager and estimated profitability; (iv) the extent to which the Manager may realize economies of scale as the Fund grows; and (v) whether the proposed fee levels

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

reflect these estimated economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In particular, in initially approving the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services proposed to be provided by the Manager to the Fund. This information included, among other things, the qualifications, background and experience of the professional personnel who will perform services for the Fund; the structure of investment professional compensation; oversight of third-party service providers; fee and expense information for the Fund; fees and proposed payments to intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters, including related to the Fund’s operation in accordance with the requirements of Rule 6c-11 under the 1940 Act; risk controls; and pricing and other services proposed to be provided by the Manager. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of the Alger Family of Funds affairs, including certain portfolio manager presentations, and the Manager’s role in coordinating and overseeing providers of other services to the Alger Family of Funds. The Board also noted that the Fund is designed to track the performance of an index, and the ability to track the index will be the Manager’s primary responsibility, as compared to making specific investment decisions on behalf of the Fund.
The Board noted the length of time the Manager has provided services as an investment adviser to the Alger Family of Funds. The Board also reviewed and considered the potential benefits to be provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds.  The Board noted the strong financial position of the Manager and its commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they were satisfied with the nature, extent and quality of services proposed to be provided by the Manager to the Fund under the Management Agreement.
Fund Performance

In their capacity as members of the boards of trustees of the Alger Family of Funds, the Board, including the Independent Trustees, received and considered information about the Manager’s investment performance for the other funds in the Alger Family of Funds at the 2024 15(c) meeting as well as information about investment performance that it received at quarterly Board meetings.  The Board,

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
Comparative Fees and Expenses

The Board reviewed and considered the proposed contractual management fee to be paid by the Fund to the Manager in light of the nature, extent, and quality of services proposed to be provided by the Manager pursuant to the Management Agreement. The Board also reviewed and considered the proposed fee waiver and/or expense reimbursement agreement (“Expense Reimbursement Agreement”) for the Fund and considered the estimated actual fee rate (after taking such waivers and reimbursements into account) to be paid by the Fund.
Additionally, the Board received and considered information comparing the Fund’s proposed contractual management fee and total annual operating expenses after fee waivers and reimbursements with those of similar ETFs. The Board noted limitations with respect to the comparative fee and expense information that they received and considered. The Board concluded that the contractual management fee proposed to be charged to the Fund is reasonable in relation to the services proposed to be rendered by the Manager and is the product of arm’s length negotiations.
Profitability

The Board then noted that the Manager could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the Board did not evaluate the Manager’s profitability with respect to the Fund.  As such, the Board considered management’s representations that the Manager is not expected to be profitable with respect to the Fund until the Fund reaches scale. The Board further noted the Manager’s commitment to waive fees and reimburse certain expenses in order to cap “other expenses” during the term of the Expense Reimbursement Agreement.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements.  Based upon their consideration of all these factors, the Trustees concluded that the level of estimated profitability to the Manager from providing services to the Fund, which is anticipated to be negative until the Fund reaches scale, would not be excessive in view of the nature, extent and quality of services proposed to be provided to the Fund.
Economies of Scale

The Board reviewed and considered the extent to which the Manager may be able to realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

for the benefit of Fund shareholders.  The Board considered the Manager’s view that the overall size of the Manager allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.  Because the Fund had not commenced operations, the Board determined to monitor whether the Manager may share with the Fund any economies of scale benefits that occur as  the Fund grows.
Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the Management Agreement between the Manager and the Trust, on behalf of the Fund, for an initial term through October 31, 2026.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 20, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	August 20, 2025